Earnings per share - Earnings per share (Basic and Diluted) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Basic-
Net income attributable to NHI shareholders	¥ 67,642	¥ 138,574	¥ 210,158	¥ 194,407
Weighted average number of shares outstanding	3,056,897,704	3,290,622,990	3,051,543,718	3,301,269,085
Net income attributable to NHI shareholders per share	¥ 22.13	¥ 42.11	¥ 68.87	¥ 58.89
Diluted-
Net income attributable to NHI shareholders	¥ 67,625	¥ 138,548	¥ 210,117	¥ 194,363
Weighted average number of shares outstanding	3,143,092,237	3,360,616,509	3,131,423,608	3,370,803,851
Net income attributable to NHI shareholders per share	¥ 21.52	¥ 41.23	¥ 67.10	¥ 57.66